UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Shareholder Report

June 30, 2021

Rational Trend Aggregation VA Fund
Rational Insider Buying VA Fund

Rational Trend Aggregation VA Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Rational Trend Aggregation VA Fund	13.50%	27.75%	2.56%	5.85%	5.98%
S&P 500 Total Return Index (a)	15.25%	40.79%	17.65%	14.84%	9.36%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2021 prospectus, the total annual operating expense is 2.18% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Performance information for the period prior to November 1, 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

**	Inception date is October 15, 2001.

(a)	The S&P 500 Total Return Index is the primary benchmark; it is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Total Return Index does not include fees and expenses, and investors may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Short-Term Investments	0.7%
Other assets less liabilities, net	99.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Insider Buying VA Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures* for each of the periods ended June 30, 2021, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Rational Insider Buying VA Fund	3.10%	29.30%	11.75%	9.01%	8.83%
S&P 500 Total Return Index(a)	15.25%	40.79%	17.65%	14.84%	10.45%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2021 prospectus, the total annual operating expense is 1.65% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is May 2, 2004.

(a) The S&P 500 Total Return Index is the primary benchmark; it is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Total Return Index does not include fees and expenses, and investors may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Software	34.1%
Internet Media & Services	18.6%
Technology Services	15.5%
E-Commerce Discretionary	8.3%
Renewable Energy	4.1%
Entertainment Content	3.6%
Institutional Financial Services	3.4%
Leisure Products	3.4%
Health Care Facilities & Services	3.3%
Automotive	3.0%
Other/Short-Term Investments	2.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL TREND AGGREGATION VA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
75,151	First American Government Obligations Fund, Class U, 0.03% (Cost $75,151)(a)	$75,151

	TOTAL INVESTMENTS - 0.7% (Cost $75,151)	$75,151
	OTHER ASSETS IN EXCESS OF LIABILITIES- 99.3%	11,306,190
	NET ASSETS - 100.0%	$11,381,341

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

RATIONAL INSIDER BUYING VA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.8%
	AUTOMOTIVE - 3.0%
9,245	XPEL, Inc.(a)	$775,378

	E-COMMERCE DISCRETIONARY - 8.3%
330	Amazon.com, Inc.(a)	1,135,252
540	MercadoLibre, Inc.(a)	841,207
3,550	Stitch Fix, Inc., Class A(a)	214,065
		2,190,524
	ENGINEERING & CONSTRUCTION - 0.3%
970	Exponent, Inc.	86,534

	ENTERTAINMENT CONTENT - 3.6%
7,735	Bilibili, Inc. - ADR(a)	942,432

	HEALTH CARE FACILITIES & SERVICES - 3.3%
1,825	Joint Corporation (The)(a)	153,154
4,355	Teladoc Health, Inc.(a)	724,193
		877,347
	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
7,490	Intercontinental Exchange, Inc.	889,063

	INTERNET MEDIA & SERVICES - 18.6%
480	Alphabet, Inc., Class C(a)	1,203,034
6,755	Facebook, Inc., Class A(a)	2,348,781
1,040	Fiverr International Ltd.(a)	252,190
1,935	Netflix, Inc.(a)	1,022,086
225	Wix.com Ltd.(a)	65,313
		4,891,404
	LEISURE FACILITIES & SERVICES - 0.9%
5,750	Hilton Grand Vacations, Inc.(a)	237,993

	LEISURE PRODUCTS - 3.4%
7,195	Peloton Interactive, Inc.(a)	892,324

See accompanying notes to financial statements.

RATIONAL INSIDER BUYING VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.2%
240	Repligen Corporation(a)	$47,909

	RENEWABLE ENERGY - 4.1%
3,930	SolarEdge Technologies, Inc.(a)	1,086,134

	RETAIL - DISCRETIONARY - 1.9%
13,240	At Home Group, Inc.(a)	487,762

	SOFTWARE - 34.1%
775	Adobe, Inc.(a)	453,871
5,970	Bandwidth, Inc., Class A(a)	823,382
1,195	Cerence, Inc.(a)	127,518
5,240	Crowdstrike Holdings, Inc., Class A(a)	1,316,864
1,995	Digital Turbine, Inc.(a)	151,680
4,895	DocuSign, Inc.(a)	1,368,496
570	Everbridge, Inc.(a)	77,566
90	Microsoft Corporation	24,381
4,100	Mimecast Ltd.(a)	217,505
3,030	Okta, Inc.(a)	741,380
195	Paylocity Holding Corporation(a)	37,206
1,945	Red Violet, Inc.(a)	45,746
4,065	RingCentral, Inc., Class A(a)	1,181,208
1,935	ServiceNow, Inc.(a)	1,063,379
1,650	Veeva Systems, Inc., Class A(a)	513,068
2,095	Zoom Video Communications, Inc., Class A(a)	810,828
		8,954,078
	TECHNOLOGY SERVICES - 15.5%
1,605	MarketAxess Holdings, Inc.	744,062
2,765	Mastercard, Inc., Class A	1,009,474
3,670	PayPal Holdings, Inc.(a)	1,069,732
5,100	Square, Inc., Class A(a)	1,243,379
		4,066,647

See accompanying notes to financial statements.

RATIONAL INSIDER BUYING VA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.8% (Continued)
	TELECOMMUNICATIONS - 0.2%
1,720	8x8, Inc.(a)	$47,747

	TOTAL COMMON STOCKS (Cost $19,205,462)	26,473,276

	TOTAL INVESTMENTS - 100.8% (Cost $19,205,462)	$26,473,276
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(206,776)
	NET ASSETS - 100.0%	$26,266,500

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LTD - Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2021

	Rational	Rational
	Trend Aggregation VA	Insider Buying VA
	Fund	Fund

ASSETS:
Investments in securities, at cost	$75,151	$19,205,462
Investments, at value	$75,151	$26,473,276
Cash	—	424
Receivable for securities sold	11,332,702	—
Dividends and interest receivable	16,650	2,237
Due from Advisor	240	—
Prepaid expenses and other assets	221	708
Total Assets	11,424,964	26,476,645

LIABILITIES:
Line of Credit Payable	—	143,000
Payable for Fund shares redeemed	2,446	13,804
Accrued 12b-1 fees	7,132	8,488
Shareholder servicing fees	4,363	11,711
Fees payable to related parties	5,399	6,180
Management fees payable	—	7,623
Payable for trustees’ fees	2,560	2,592
Accrued expenses and other liabilities	21,723	16,747
Total Liabilities	43,623	210,145

Net Assets	$11,381,341	$26,266,500

NET ASSETS CONSIST OF:
Paid in Capital	$10,837,286	$17,797,689
Accumulated Earnings/Loss	544,055	8,468,811
Net Assets	$11,381,341	$26,266,500

Net Assets	$11,381,341	$26,266,500
Shares of beneficial interest outstanding (a)	890,480	2,026,690
Net asset value, redemption price and offering price per share	$12.78	$12.96

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2021

	Rational	Rational
	Trend Aggregation VA	Insider Buying VA
	Fund	Fund
Investment Income:
Dividend income	$117,694	$15,053
Interest income	32	56
Foreign tax withheld	(152)	—
Total Investment Income	117,574	15,109

Operating Expenses:
Investment management fees	44,303	96,716
Shareholder servicing fees	14,768	32,238
12b-1 fees	14,768	32,238
Administration fees	12,454	16,245
Management services fees	4,912	7,793
Legal fees	6,192	6,220
Audit and tax fees	5,550	5,521
Compliance officer fees	5,651	3,447
Trustees’ fees	4,952	4,952
Printing expense	2,618	3,195
Custody fees	10,744	2,038
Insurance expense	447	794
Interest expense	1,002	1,026
Total Operating Expenses	128,361	212,423
Less: Expenses waived/reimbursed by Advisor	(53,532)	(50,065)
Net Operating Expenses	74,829	162,358

Net Investment Income (loss)	42,745	(147,249)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	1,536,582	1,087,808
Net Realized Gain on Investments	1,536,582	1,087,808

Net change in unrealized appreciation (depreciation) on:
Investments	(72,130)	(75,715)
Foreign currency translations	—	14

Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translations	(72,130)	(75,701)

Net Realized and Unrealized Gain on Investments	1,464,452	1,012,107

Net Increase in Net Assets Resulting From Operations	$1,507,197	$864,858

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Statements of Changes in Net Assets

	Rational Trend Aggregation VA Fund		Rational Insider Buying VA Fund
	Six Months Ended		Six Months Ended
	June 30, 2021	Year Ended	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020	(Unaudited)	December 31, 2020
Operations:
Net investment income (loss)	$42,745	$17,781	$(147,249)	$(68,301)
Net realized gain (loss) on investments and foreign currency transactions	1,536,582	(27,965)	1,087,808	826,131
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(72,130)	(39,612)	(75,701)	2,812,688
Net increase (decrease) in net assets resulting from operations	1,507,197	(49,796)	864,858	3,570,518

Distributions to Shareholders from:
Total Distributions Paid	—	(71,740)	—	(1,873,311)

Total distributions to shareholders	—	(71,740)	—	(1,873,311)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	184,862	2,992,845	1,193,633	2,276,032
Reinvestment of distributions	—	71,740	—	1,873,311
Cost of shares redeemed	(1,991,223)	(8,659,586)	(3,001,718)	(6,909,772)
Net decrease in net assets from share transactions of beneficial interest	(1,806,361)	(5,595,001)	(1,808,085)	(2,760,429)

Total Decrease in Net Assets	(299,164)	(5,716,537)	(943,227)	(1,063,222)

Net Assets:
Beginning of period	11,680,505	17,397,042	27,209,727	28,272,949
End of period	$11,381,341	$11,680,505	$26,266,500	$27,209,727

Share Activity:
Shares Sold	14,886	303,004	100,018	225,970
Shares Reinvested	—	6,938	—	166,962
Shares Redeemed	(161,891)	(825,357)	(238,205)	(603,178)
Net decrease in shares of Beneficial interest	(147,005)	(515,415)	(138,187)	(210,246)

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Financial Highlights
For a Share Outstanding Throughout Each Year

	Rational Trend Aggregation VA Fund
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2021		December 31,		December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2020		2019		2018		2017	2016

Net asset value, beginning of year	$11.26		$11.20		$10.72		$11.78		$12.40	$12.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.01		0.04		0.42		0.42	0.36
Net realized and unrealized gain (loss) on investments	1.48		0.12	(F)	0.76		(0.99)		(0.63)	0.48
Total from investment operations	1.52		0.13		0.80		(0.57)		(0.21)	0.84
LESS DISTRIBUTIONS:
From net investment income	—		(0.07)		(0.32)		(0.49)		(0.41)	(0.60)
Total distributions	—		(0.07)		(0.32)		(0.49)		(0.41)	(0.60)
Net asset value, end of year	$12.78		$11.26		$11.20		$10.72		$11.78	$12.40
Total return (B)	13.50	% (H)	1.20%		7.50	% (D)	(4.75	)% (D)	(1.59)%	6.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$11,381		$11,681		$17,397		$13,131		$17,476	$20,736
Expenses, before waiver and reimbursement (C)	2.17	% (G,I)	1.99	% (E)	1.88%		2.11%		1.84%	1.80%
Expenses, net waiver and reimbursement (C)	1.27	% (G,I)	1.26	% (E)	1.25%		1.25%		1.25%	1.25%
Ratios of net investment income	0.72	% (G)	0.11%		0.33%		3.60%		3.44%	2.87%
Portfolio turnover rate	1918	% (H)	4507%		3661%		672%		261%	166%

(A)	Calculated using average shares for the year.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(C)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which it invests.

(D)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Includes custody overdraft fees. If these fees were excluded, the gross expense ratio would have been 1.98% and the net expense ratio would have been 1.25%.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Annualized.

(H)	Not annualized.

(I)	Includes interest expense. If these fees were excluded, the gross expense ratio would have been 2.15% and the net expense ratio would have been 1.25%.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
Financial Highlights
For a Share Outstanding Throughout Each Year

	Rational Insider Buying VA Fund
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2020	2019	2018	2017	2016

Net asset value, beginning of year	$12.57		$11.90	$11.99	$13.76	$13.50	$17.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		(0.03)	(0.01)	(0.05)	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.46		1.60	2.84	(0.95)	2.09	1.35
Total from investment operations	0.39		1.57	2.83	(1.00)	2.18	1.45
LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.10)	(0.08)	(0.11)
From net realized gains on investments	—		(0.90)	(2.92)	(0.67)	(1.84)	(5.18)
Total distributions	—		(0.90)	(2.92)	(0.77)	(1.92)	(5.29)
Net asset value, end of year	$12.96		$12.57	$11.90	$11.99	$13.76	$13.50
Total return (B)	3.10	% (C)	14.14%	24.00%	(7.18)%	17.52%	11.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$26,267		$27,210	$28,273	$26,309	$35,516	$36,321
Expenses, before waiver and reimbursement	1.65	% (D,E)	1.64%	1.70%	1.81%	1.68%	1.70%
Expenses, net waiver and reimbursement	1.26	% (D,E)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratios of net investment income (loss)	(1.14	)% (D)	(0.27)%	(0.11)%	(0.35)%	0.67%	0.64%
Portfolio turnover rate	31	% (C)	255%	191%	213%	56%	166%

(A)	Calculated using average shares for the year.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Includes custody overdraft fees and interest expense. If these fees were excluded, the gross expense ratio would have been 1.64% and the net expense ratio would have been 1.25%.

See accompanying notes to financial statements.

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Rational Trend Aggregation VA Fund (“Trend Aggregation VA Fund”) and Rational Insider Buying VA Fund (“Insider Buying VA Fund”) are both diversified series of shares of beneficial interest of Mutual Fund and Variable Insurance Trust (the “Trust”) a statutory trust organized under the laws of the state of Delaware on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2021, the Trust operated 9 separate series, or mutual funds. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Trend Aggregation VA Fund (“Trend Aggregation VA Fund”)	Tuttle Tactical Management, LLC	Seek total return on investment, with dividend income as an important component of that return
Rational Insider Buying VA Fund (“Insider Buying VA Fund”)	None	Seek long-term capital appreciation

You may purchase shares of the Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. Fund shares are not offered directly to the public. You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select a Fund as an investment option for your contract or policy. You may redeem shares of the Funds only through participating insurance companies, Lincoln Life Insurance Company, Nationwide Life Insurance Company, Delaware Life Insurance Company, Forethought Life Insurance Company, Talcott Resolution Life Insurance Company, Transamerica Life Insurance Company and Jefferson National Life Insurance Company. We redeem shares of the Funds on any business day when the New York Stock Exchange (“NYSE”) is open. The price at which the Funds will redeem a share will be its Net Asset Value (“NAV”) next determined after the order is considered received. The Funds have authorized the participating insurance companies to accept redemption requests on their behalf. Talcott Resolution Life Insurance Company own 51.4% of Trend Aggregation VA Fund. Nationwide Life Insurance Company owns 62.8% of Insider Buying VA Fund.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds (“ETF”) and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates value.

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021	SEMI-ANNUAL REPORT

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trust’s Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Board determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

● Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities that the Funds have the ability to access at the valuation date.

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021	SEMI-ANNUAL REPORT

The Board has authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021, for each Fund’s assets measured at fair value:

Trend Aggregation VA Fund *
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$75,151	—	—	$75,151
Total Assets	$75,151	$—	$—	$75,151

Insider Buying VA Fund*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,473,276	$—	$—	$26,473,276
Total Assets	$26,473,276	$—	$—	$26,473,276

*	Refer to the Portfolios of Investments for industry classifications.

For the six months ended June 30, 2021, there were no Level 3 investments.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currency transactions/translations.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021	SEMI-ANNUAL REPORT

D. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually by the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in the market, the Advisor or Sub -Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

E. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various funds or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

F. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ December 31, 2020 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds’ recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses, in the Statements of Operations.

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021	SEMI-ANNUAL REPORT

G. Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

H. Market Risk

Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19, was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(3) FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors, when applicable, are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for the following Funds (based on average daily net assets) and/or to reimburse certain operating expenses in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

	Advisory	Expense	Expense Cap
Fund	Fee	Limitation	Expiration Date
Trend Aggregation VA Fund	0.75%	1.25%	April 30, 2022
Insider Buying VA Fund	0.75%	1.25%	April 30, 2022

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021	SEMI-ANNUAL REPORT

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. For the six months ended June 30, 2021, for Trend Aggregation VA Fund and Insider Buying VA Fund, the Advisor waived $53,532 and $50,065, respectively. As of June 30, 2021, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Repayment Expires December 31,
Fund	2021	2022	2023
Trend Aggregation VA Fund	$132,531	$107,211	$113,681
Insider Buying VA Fund	183,464	129,576	99,511

The Independent Trustees (the “Trustees’”) are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% of the Fund’s average daily net assets for Insider Buying VA Fund and Trend Aggregation VA Fund to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of Fund shares. Pursuant to the Funds’ 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. 12b-1 fees incurred for the six months ended June 30, 2021 were $14,768 and $32,238 for the Trend Aggregation VA Fund and Insider Buying VA Fund, respectively.

Shareholder Servicing Fees – The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets of the Fund for Trend Aggregation VA Fund and Insider Buying VA Fund to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and reflected as such on the Statements of Operations. The Funds also pay GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out - of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The fees incurred by the Funds are reflected within Management Services Fees on the Statements of Operations.

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The fees incurred by the Funds are reflected within Compliance Officer fees on the Statements of Operations. The amounts due to MFund at June 30, 2021 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees payable to related parties.”

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021	SEMI-ANNUAL REPORT

An Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2021, were as follows:

Fund	Purchases	Sales
Trend Aggregation VA Fund	$190,229,198	$203,195,628
Insider Buying VA Fund	7,856,986	9,330,395

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019 was as follows:

For the year ended December 31, 2020:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Trend Aggregation VA Fund	$71,740	$—	$71,740
Insider Buying VA Fund	1,038,275	835,036	1,873,311

For the year ended December 31, 2019:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Trend Aggregation VA Fund	$489,076	$—	$489,076
Insider Buying VA Fund	—	5,573,306	5,573,306

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Trend Aggregation VA Fund	$15,448	$—	$—	$(819,959)	$—	$(158,631)	$(963,142)
Insider Buying VA Fund	—	415,219	—	—	—	7,188,734	7,603,953

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains of $22 for the Insider Buying VA Fund.

At December 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Trend Aggregation VA Fund	$638,793	$181,166	$819,959	$65,097
Insider Buying VA Fund	—	—	—	—

RATIONAL VA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2021	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2020 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Trend Aggregation VA Fund	$—	$—
Insider Buying VA Fund	(68,802)	68,802

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2021, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Trend Aggregation VA Fund	$75,151	$—	$—	$—
Insider Buying VA Fund	19,360,279	7,494,385	(381,388)	7,112,997

(7) LINE OF CREDIT

Effective December 10, 2020, the Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line” ). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on a monthly basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

During the six months ended June 30, 2021, the average amount of borrowings outstanding was as follows:

	Average borrowings		Average
Fund	outstanding	Interest Expense	borrowings rate
Trend Aggregation VA Fund	$101,000	$—	3.25%
Insider Buying Fund	100,714	24	3.25%

The largest outstanding borrowing during the six months ended June 30, 2021 were $200,000 and $149,000, for Trend Aggregation VA Fund and Insider Buying VA Fund, respectively. As of June 30, 2021, Trend Aggregation VA Fund and Insider Buying VA Fund had $0 and $143,000 in outstanding borrowings, respectively.

(8) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements except for the following.

The Board of Trustees of Mutual Fund and Variable Insurance Trust has concluded that it is in the best interests of the Rational Trend Aggregation VA Fund and its shareholders that the Fund cease operations. Per the determination of the Board, the Fund closed and redeemed all outstanding shares on July 30, 2021.

RATIONAL VA FUNDS
Supplemental Information (Unaudited)
Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 1/1/2021	For the period	Value 6/30/2021	the Period*
Trend Aggregation VA Fund
Actual	$1,000.00	1.27%	$1,135.00	$6.72
Hypothetical	1,000.00	1.27%	1,018.50	6.36
Insider Buying VA Fund
Actual	$1,000.00	1.26%	$1,031.00	$6.35
Hypothetical	1,000.00	1.26%	1,018.55	6.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

The U.S. Bank, is the Custodian of The Funds. Gemini Fund Services, LLC serves as the Administrator, Transfer Agent and Fund Accountant. Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

RVA-SAR-21

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/3/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/3/21

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	9/3/21